Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 28, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The table below shows (i) the total compensation for our NEOs for the past two fiscal years as set forth in the Summary Compensation Table, (ii) the “Compensation Actually Paid” (“CAP”) to our President and Chief Executive Officer, and (iii) averages of calculated compensation actually paid for our other NEOs, together with shareholder returns and net income. CAP figures do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee in regards to the NEOs’ compensation for each fiscal year, please see “Our Compensation Program and Philosophy” on page 37.
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)(5)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(3)(5)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(4)	Net (Loss) Income	Adjusted EBITDA(6)
2025	$2,139,962	$1,526,268	$482,029	$381,212	$29	$(92,241,000)	$88,901,000
2024	$1,594,962	$(476,191)	$623,429	$498,320	$46	$(17,098,000)	$76,421,000

(1)
The Principal Executive Officer (“PEO”) in fiscal years 2025 and 2024 is Emanuel Hilario.

(2)
Adjustments have been made as of each measurement date using the stock price as of the measurement date. Performance stock unit grant date fair value is calculated using ASC 718 at target-level performance. The Company’s valuation assumptions are described in Note 14, “Employee Benefit Plans,” in the Notes to the Consolidated Financial Statements in the Company’s Annual Report on Form 10-K filed with the SEC for the year ended December 28, 2025.

(3)
The NEOs included in the calculation of average NEO compensation in fiscal year 2025 are Jonathan Segal, Tyler Loy and Nicole Thaung. The NEOs included in the calculation of average NEO compensation in fiscal year 2024 are Jonathan Segal and Tyler Loy.

(4)
Total shareholder return lists a cumulative total shareholder return at the end of each fiscal year assuming $100 was invested in our stock on the last trading day before the beginning of the earliest fiscal year in the table. The stock price performance included in this column is not necessarily indicative of future stock price performance.

(5)
SEC rules require certain adjustments to be made to the Summary Compensation Table totals to determine the CAP as reported in the Pay Versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather as a value calculated under applicable SEC rules. In general, CAP is calculated as Summary Compensation Table total compensation adjusted to reflect certain changes in the fair market value of outstanding equity awards as of the fiscal year end date of the applicable year or, if earlier, the vesting date (rather than the grant date). The following table details the applicable adjustments that were made to determine CAP.
(6)
We believe that Adjusted EBITDA is an appropriate measure of our operating performance because it eliminates non-cash or non-recurring expenses that do not reflect our underlying business performance. On January 1, 2025, the Company transitioned from a calendar-based fiscal year to a 52/53-week fiscal year. The Company’s fiscal year ended December 28, 2025 contained 362 days due to the transition compared to 366 days in the 2024 fiscal year. On a pro forma basis adjusted to reflect a 364-day year, fiscal year 2025 Adjusted EBITDA was $92,538,000. (see Appendix A for description of Adjusted EBITDA, reconciliations to GAAP numbers and the pro forma results of operations to reflect a 364-day year).
	2025		2024
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEO
Total Compensation as reported in Summary Compensation Table	$2,139,962	$482,029	$1,594,962	$623,429
Deduct: Equity award amounts based on grant date fair values	(350,000)	(112,917)	(350,000)	(111,250)
Add: Year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	211,519	60,723	328,575	96,334
Add: Amount of change in fair value as of the end of the covered fiscal year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year	(475,302)	(24,290)	(1,638,336)	(64,932)
Add: Fair value as of the vesting date for awards that are granted and vest in the same covered fiscal year	—	—	—	—
Add: Amount of change in fair value from the end of the prior fiscal year to the vesting date for awards granted in prior years that vested in the covered fiscal year	89	5,852	(411,392)	(45,261)
Deduct: Amount of fair value at the end of the prior fiscal year for awards granted in prior years that were forfeited during the covered fiscal year	—	(30,185)	—	—
Add: Dollar value of other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year	—	—	—	—
Compensation Actually Paid	$1,526,268	$381,212	$(476,191)	$498,320

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
The Principal Executive Officer (“PEO”) in fiscal years 2025 and 2024 is Emanuel Hilario.
(3)
The NEOs included in the calculation of average NEO compensation in fiscal year 2025 are Jonathan Segal, Tyler Loy and Nicole Thaung. The NEOs included in the calculation of average NEO compensation in fiscal year 2024 are Jonathan Segal and Tyler Loy.

PEO Total Compensation Amount	$ 2,139,962	$ 1,594,962
PEO Actually Paid Compensation Amount	$ 1,526,268	(476,191)
Adjustment To PEO Compensation, Footnote
(5)
SEC rules require certain adjustments to be made to the Summary Compensation Table totals to determine the CAP as reported in the Pay Versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather as a value calculated under applicable SEC rules. In general, CAP is calculated as Summary Compensation Table total compensation adjusted to reflect certain changes in the fair market value of outstanding equity awards as of the fiscal year end date of the applicable year or, if earlier, the vesting date (rather than the grant date). The following table details the applicable adjustments that were made to determine CAP.
	2025		2024
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEO
Total Compensation as reported in Summary Compensation Table	$2,139,962	$482,029	$1,594,962	$623,429
Deduct: Equity award amounts based on grant date fair values	(350,000)	(112,917)	(350,000)	(111,250)
Add: Year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	211,519	60,723	328,575	96,334
Add: Amount of change in fair value as of the end of the covered fiscal year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year	(475,302)	(24,290)	(1,638,336)	(64,932)
Add: Fair value as of the vesting date for awards that are granted and vest in the same covered fiscal year	—	—	—	—
Add: Amount of change in fair value from the end of the prior fiscal year to the vesting date for awards granted in prior years that vested in the covered fiscal year	89	5,852	(411,392)	(45,261)
Deduct: Amount of fair value at the end of the prior fiscal year for awards granted in prior years that were forfeited during the covered fiscal year	—	(30,185)	—	—
Add: Dollar value of other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year	—	—	—	—
Compensation Actually Paid	$1,526,268	$381,212	$(476,191)	$498,320

Non-PEO NEO Average Total Compensation Amount	$ 482,029	623,429
Non-PEO NEO Average Compensation Actually Paid Amount	$ 381,212	498,320
Adjustment to Non-PEO NEO Compensation Footnote
(5)
SEC rules require certain adjustments to be made to the Summary Compensation Table totals to determine the CAP as reported in the Pay Versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather as a value calculated under applicable SEC rules. In general, CAP is calculated as Summary Compensation Table total compensation adjusted to reflect certain changes in the fair market value of outstanding equity awards as of the fiscal year end date of the applicable year or, if earlier, the vesting date (rather than the grant date). The following table details the applicable adjustments that were made to determine CAP.
	2025		2024
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEO
Total Compensation as reported in Summary Compensation Table	$2,139,962	$482,029	$1,594,962	$623,429
Deduct: Equity award amounts based on grant date fair values	(350,000)	(112,917)	(350,000)	(111,250)
Add: Year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	211,519	60,723	328,575	96,334
Add: Amount of change in fair value as of the end of the covered fiscal year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year	(475,302)	(24,290)	(1,638,336)	(64,932)
Add: Fair value as of the vesting date for awards that are granted and vest in the same covered fiscal year	—	—	—	—
Add: Amount of change in fair value from the end of the prior fiscal year to the vesting date for awards granted in prior years that vested in the covered fiscal year	89	5,852	(411,392)	(45,261)
Deduct: Amount of fair value at the end of the prior fiscal year for awards granted in prior years that were forfeited during the covered fiscal year	—	(30,185)	—	—
Add: Dollar value of other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year	—	—	—	—
Compensation Actually Paid	$1,526,268	$381,212	$(476,191)	$498,320

Total Shareholder Return Amount	$ 29	46
Net Income (Loss)	$ (92,241,000)	$ (17,098,000)
Company Selected Measure Amount	88,901,000	76,421,000
PEO Name	Emanuel Hilario
Adjusted EBITDA	$ 92,538,000
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description
(6)
We believe that Adjusted EBITDA is an appropriate measure of our operating performance because it eliminates non-cash or non-recurring expenses that do not reflect our underlying business performance. On January 1, 2025, the Company transitioned from a calendar-based fiscal year to a 52/53-week fiscal year. The Company’s fiscal year ended December 28, 2025 contained 362 days due to the transition compared to 366 days in the 2024 fiscal year. On a pro forma basis adjusted to reflect a 364-day year, fiscal year 2025 Adjusted EBITDA was $92,538,000. (see Appendix A for description of Adjusted EBITDA, reconciliations to GAAP numbers and the pro forma results of operations to reflect a 364-day year).

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (350,000)	$ (350,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	211,519	328,575
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(475,302)	(1,638,336)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	89	(411,392)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Equity Awards Adjustments of Fair Value at the End of the Prior Fiscal Year for Awards Granted in Prior Years that were Forfeited During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(112,917)	(111,250)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	60,723	96,334
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(24,290)	(64,932)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,852	(45,261)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Adjustments of Fair Value at the End of the Prior Fiscal Year for Awards Granted in Prior Years that were Forfeited During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (30,185)